Management incentive agreement - 2016 HeadHunter Unit Option Plan Movement (Details) - 2016 HeadHunter Unit Option Plan - Equity-settled awards - Market price of the underlying shares - Options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Management incentive agreement
Outstanding at beginning of the period (units)	890	886
Granted during the period (units)		34
Forfeited during the period (units)		(30)
Exercised during the period (units)
Expired during the period (units)
Outstanding at end of the period (units)	890	890